Segment information (Tables)	12 Months Ended
Jun. 30, 2022
Segment information
Schedule of segment information

										Chemicals			Chemicals			Chemicals
	Mining			Gas			Fuels			Africa			America			Eurasia			Corporate Centre			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
Income statement
External turnover	6 370	2 025	1 343	7 789	7 321	8 350	100 988	59 393	60 816	64 054	58 260	51 600	41 496	29 358	28 721	55 011	45 539	39 537	30	14	—	275 738	201 910	190 367
Total turnover	24 386	21 704	19 891	11 941	10 990	12 419	102 964	60 649	62 553	67 275	60 597	54 310	41 926	29 360	28 809	55 419	46 038	39 989	56	26	30	303 967	229 364	218 001
Intersegmental turnover	(18 016)	(19 679)	(18 548)	(4 152)	(3 669)	(4 069)	(1 976)	(1 256)	(1 737)	(3 221)	(2 337)	(2 710)	(430)	(2)	(88)	(408)	(499)	(452)	(26)	(12)	(30)	(28 229)	(27 454)	(27 634)
Equity accounted profits, net of tax	(1)	(3)	(2)	(4)	—	—	3 043	742	(347)	90	83	21	—	—	—	—	1	—	—	(9)	(19)	3 128	814	(347)
Earnings/(loss) before interest and tax	3 456	3 227	2 756	14 622	6 656	5 527	27 959	(18 170)	(11 609)	24 072	6 957	(17 035)	981	8 116	(77 556)	7 552	4 680	(894)	(17 225)	5 153	(13 115)	61 417	16 619	(111 926)
Remeasurement items*	228	46	113	(8 499)	(655)	(30)	217	23 196	11 990	(1 343)	7 889	24 122	2 807	(7 336)	73 166	(2 965)	(86)	2 387	(348)	164	230	(9 903)	23 218	111 978
Depreciation and amortisation	2 230	2 223	2 080	500	1 463	2 002	1 468	3 401	4 809	3 667	4 461	5 649	3 917	3 637	5 085	1 576	1 687	1 821	715	772	881	14 073	17 644	22 327
Statement of cash flows
Additions to non-current assets**	2 552	2 704	2 859	2 569	711	1 539	6 325	3 549	5 232	7 308	5 508	6 845	1 909	1 152	15 654	1 402	1 796	2 158	648	528	877	22 713	15 948	35 164
*	Excludes equity accounted investments.
**	Excludes capital project related payables.

Schedule of geographic segmentation

	South Africa			Rest of Africa			United States			Rest of North America			Europe			Rest of World			Total operations
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
External turnover*	133 403	84 844	84 528	9 428	8 853	7 776	44 080	31 247	28 295	5 231	4 183	3 758	58 177	48 529	44 280	25 419	24 254	21 730	275 738	201 910	190 367
Earnings/(loss) before interest and tax**	29 305	(7 523)	(37 029)	1 985	4 541	1 821	4 644	9 616	(75 827)	5 219	646	(481)	12 406	5 354	105	7 858	3 985	(515)	61 417	16 619	(111 926)
Tax paid	11 739	6 622	3 138	1 032	955	1 607	36	(3 340)	20	—	—	—	657	997	854	67	46	40	13 531	5 280	5 659
Non-current assets***	90 524	76 070	106 922	15 041	14 116	18 896	123 618	113 088	106 371	—	—	1 329	16 161	16 748	18 948	10 117	10 455	11 968	255 461	230 477	264 434
*	The analysis of turnover is based on the location of the customer.
**	Includes equity accounted profits/(losses) remeasurement items.

*** Excludes deferred tax assets and post-retirement benefit assets.